NOTES PAYABLE (Details Narrative) - USD ($)		1 Months Ended			3 Months Ended	4 Months Ended	6 Months Ended		12 Months Ended
	Sep. 02, 2021	Jan. 31, 2023	Jul. 31, 2022	Apr. 30, 2020	Mar. 31, 2023	May 10, 2024	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Advances					$ 50,000		$ 90,000		$ 90,000	$ 50,000	$ 75,000
Loan balance				$ 201,352
Balances of advances							12,000		215,000	140,000
Proceeds from third party debt							0	$ 98,500	98,500	50,460
Installment Amount							20,000		145,516	34,645
Payment protection program loan interest expense					$ 239		239		3,826	2,871
Converted advances to a convertible note						$ 35,000	205,000
Repaid advances							20,000
Refinance Agreement [Member]
Proceeds from third party debt		$ 98,500	$ 50,460
Total Number of installments		420 days	336 days
Installment Amount		$ 2,133	$ 1,332
Total Payable to third party		128,000	63,960
Original issue discount, at issuance		$ 29,500	$ 13,500
Interest expense on original issue discount									7,313	7,313
Notes payable							0			29,316
Original issue discount balance							0			6,188
Net balance of notes payable										23,128
Elite Beverage International [Member]
Forgiveness loan amount	$ 105,867
Interest rates				0.98%
Maturity date				Apr. 23, 2022
Balance of PPP loan							$ 95,485		$ 95,485	$ 95,485